MASSMUTUAL PREMIER FUNDS
MassMutual Premier Core Bond Fund
MassMutual Premier Balanced Fund
(the “Funds”)
Supplement dated May 13, 2019 to the
Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
The following information replaces similar information for the MassMutual Premier Core Bond Fund found on page 20 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including, but not limited to, futures contracts and forward contracts, including derivatives thereof  (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or as a substitute for direct investments); total return swaps (for hedging purposes or to gain exposure to securities or markets in which it might not be able to invest directly); and credit default swaps (for hedging purposes or as a substitute for direct investments). The Fund may invest in common stocks, exchange-traded funds (“ETFs”), or other equity securities and derivatives thereof for hedging purposes or to enhance total return. Use of derivatives by the Fund may create investment leverage.
The following language, which had previously been removed, is added for the MassMutual Premier Core Bond Fund under the heading Principal Risks in the section titled Investments, Risks, and Performance beginning on page 22:
Foreign Investment Risk; Emerging Markets Risk; Currency Risk Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, industry, political, regulatory, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment in a particular country. There may be quotas or other limits on the ability of the Fund (or clients of the Fund’s investment adviser or subadviser) to invest or maintain investments in securities of issuers in certain countries. Enforcing legal rights can be more difficult, costly, and limited in certain foreign countries, and can be particularly difficult against foreign governments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S. The securities of some non-U.S. companies, especially those in emerging markets, are less liquid and at times more volatile than securities of comparable U.S. companies. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates. Frontier markets, a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to having abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity. Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the United States. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, and other conditions than the U.S. market.

The following replaces the similar chart for the MassMutual Premier Balanced Fund found on page 45 under the heading Performance Information in the section titled Investments, Risks, and Performance:
Average Annual Total Returns
(for the periods ended December 31, 2018)
		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	-5.19%	5.04%	8.95%
	Return After Taxes on Distributions	-7.19%	2.80%	7.37%
	Return After Taxes on Distributions and sales of Fund Shares	-2.01%	3.42%	6.93%
Class I	Return Before Taxes	-5.02%	5.16%	9.01%
Service Class	Return Before Taxes	-5.21%	4.92%	8.81%
Administrative Class	Return Before Taxes	-5.40%	4.81%	8.66%
Class A	Return Before Taxes	-10.77%	3.38%	7.79%
Class R4	Return Before Taxes	-5.48%	4.66%	8.56%
Class R3	Return Before Taxes	-5.74%	4.41%	8.30%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		-4.38%	8.49%	13.12%
MSCI EAFE Index (reflects no deduction for fees or expenses)		-13.79%	0.53%	6.32%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		0.01%	2.52%	3.48%
Lipper Balanced Fund Index (reflects no deduction for taxes)		-4.68%	4.48%	8.47%
Custom Balanced Index (reflects no deduction for fees or expenses)		-3.27%	5.43%	8.84%
The following information replaces similar information found on page 135 in the section titled Index Descriptions:
The Custom Balanced Index comprises the S&P 500, Bloomberg Barclays U.S. Aggregate Bond, and MSCI EAFE Indexes. The weightings of each index are 50%, 40%, and 10%, respectively. The Index does not reflect any deduction for fees or expenses and cannot be purchased directly by investors.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3000M-19-02

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Core Bond Fund
(the “Fund”)
Supplement dated May 13, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
The following information replaces similar information for the Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including, but not limited to, futures contracts and forward contracts, including derivatives thereof  (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or as a substitute for direct investments); total return swaps (for hedging purposes or to gain exposure to securities or markets in which it might not be able to invest directly); and credit default swaps (for hedging purposes or as a substitute for direct investments). The Fund may invest in common stocks, exchange-traded funds (“ETFs”), or other equity securities and derivatives thereof for hedging purposes or to enhance total return. Use of derivatives by the Fund may create investment leverage.
The following language, which had previously been removed, is added for the Fund under the heading Principal Risks in the section titled Investments, Risks, and Performance:
Foreign Investment Risk; Emerging Markets Risk; Currency Risk Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, industry, political, regulatory, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment in a particular country. There may be quotas or other limits on the ability of the Fund (or clients of the Fund’s investment adviser or subadviser) to invest or maintain investments in securities of issuers in certain countries. Enforcing legal rights can be more difficult, costly, and limited in certain foreign countries, and can be particularly difficult against foreign governments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S. The securities of some non-U.S. companies, especially those in emerging markets, are less liquid and at times more volatile than securities of comparable U.S. companies. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates. Frontier markets, a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to having abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity. Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the United States. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, and other conditions than the U.S. market.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
CB-19-02

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Balanced Fund
(the “Fund”)
Supplement dated May 13, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following replaces the similar chart for the Fund under the heading Performance Information in the section titled Investments, Risks, and Performance:
Average Annual Total Returns
(for the periods ended December 31, 2018)
		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	-5.19%	5.04%	8.95%
	Return After Taxes on Distributions	-7.19%	2.80%	7.37%
	Return After Taxes on Distributions and sales of Fund Shares	-2.01%	3.42%	6.93%
Class I	Return Before Taxes	-5.02%	5.16%	9.01%
Service Class	Return Before Taxes	-5.21%	4.92%	8.81%
Administrative Class	Return Before Taxes	-5.40%	4.81%	8.66%
Class A	Return Before Taxes	-10.77%	3.38%	7.79%
Class R4	Return Before Taxes	-5.48%	4.66%	8.56%
Class R3	Return Before Taxes	-5.74%	4.41%	8.30%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		-4.38%	8.49%	13.12%
MSCI EAFE Index (reflects no deduction for fees or expenses)		-13.79%	0.53%	6.32%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		0.01%	2.52%	3.48%
Lipper Balanced Fund Index (reflects no deduction for taxes)		-4.68%	4.48%	8.47%
Custom Balanced Index (reflects no deduction for fees or expenses)		-3.27%	5.43%	8.84%
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
BAL-19-01